REVENUE RECOGNITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE RECOGNITION
Summary of disaggregation of net sales by channel and geography

	Three months ended March 31,
	2022	2021
U.S. state and local agencies (a)	$57,923	$59,377
Commercial	11,034	11,842
U.S. federal agencies	7,914	15,593
International	27,019	21,994
Other	516	1,730
Net sales	$104,406	$110,536
(a)	Includes all Distribution sales

	Three months ended March 31,
	2022	2021
United States	$77,387	$88,542
International	27,019	21,994
	$104,406	$110,536

The following tables disaggregate net sales by channel and geography:

	Year ended December 31,
	2021	2020
U.S. state and local agencies (a)	$231,095	$230,706
Commercial	34,860	35,648
U.S. federal agencies	47,575	63,267
International	107,503	68,669
Other	6,255	6,352
Net sales	$427,288	$404,642
(a)	Includes all Distribution sales

	Year ended December 31,
	2021	2020
United States	$319,785	$335,973
International	107,503	68,669
	$427,288	$404,642